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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06053
Invesco Insured Municipal Bond Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/11

Item 1. Schedule of Investments.

Invesco Insured Municipal Bond Trust
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	MS-CE-IMB-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—157.29%

Alabama—0.89%

Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	$300	$292,677

Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	5.00%	08/01/37	175	166,614

				459,291

Alaska—2.44%

Alaska (State of) Industrial Development & Export Authority (Snettisham Hydroelectric); Series 1998, Power RB (INS-AMBAC) (a)(b)	5.00%	01/01/27	1,400	1,257,648

Arizona—0.88%

Arizona (State of); Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/26	290	278,458

Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	100	86,602

Series 2010, RB	5.13%	05/15/40	100	88,741

				453,801

California—31.39%

Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax GO Bonds (INS-AGC) (a)(c)	0.00%	08/01/36	485	84,007

Alvord Unified School District (Election of 2007); Series 2008 A, Unlimited Tax GO (INS-AGM) (a)	5.00%	08/01/24	220	220,640

Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2007 A, RB (INS-NATL) (a)	4.50%	10/01/37	2,250	1,911,150

Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax GO Bonds (c)	0.00%	08/01/26	215	85,998

Series 2009, Unlimited Tax GO Bonds (c)	0.00%	08/01/31	420	114,761

California (State of) Department of Water Resources; Series 2008 H, Power Supply RB (INS-AGM) (a)	5.00%	05/01/22	550	579,156

California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	400	349,704

California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/40	200	167,802

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)(c)	0.00%	08/01/29	105	31,247

Dry Creek Joint Elementary School District (Election of 2008); Series 2009 E, Unlimited Tax GO Bonds (c)	0.00%	08/01/43	2,120	217,512

Eastern Municipal Water District; Series 2006 A, Water & Sewer Revenue COP (INS-NATL) (a)	5.00%	07/01/32	1,000	947,720

El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax GO Bonds (d)	6.52%	08/01/31	120	29,342

Series 2009 A, Unlimited Tax GO Bonds (d)	6.56%	08/01/32	460	105,119

Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-FGIC) (a)	5.00%	06/01/38	2,000	1,631,700

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/40	200	182,538

Los Angeles (City of) Department of Water & Power; Series 2004 C, Water System RB (INS-NATL) (a)(e)	5.00%	07/01/25	1,000	1,017,380

Los Angeles Unified School District (Election of 2004); Series 2006 F, Unlimited Tax GO Bonds (INS-FGIC) (a)	5.00%	07/01/30	1,000	937,910

Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax GO Bonds (INS-AGC) (a)(c)	0.00%	08/01/35	300	55,992

Oakland (City of) Joint Powers Financing Authority (Oakland Administration Buildings); Series 2008 B, Ref. Lease RB (INS-AGC) (a)	5.00%	08/01/23	250	250,263

Oakland (Port of);
Series 2002 L, RB (b)(f)	5.00%	11/01/12	55	59,231

Series 2002 L, RB (INS-NATL) (a)(b)	5.00%	11/01/21	445	437,635

See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Bond Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)

Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/37	$1,785	$275,997

Poway Unified School District (Election of 2008) (School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax GO Bonds (c)	0.00%	08/01/28	705	217,288

Series 2009 A, Unlimited Tax GO Bonds (c)	0.00%	08/01/31	760	185,835

Sacramento (County of) Sanitation Districts Financing Authority; Series 2006, RB (INS-NATL) (a)	5.00%	12/01/28	1,000	1,005,280

San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R-3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(e)	5.00%	06/15/28	1,000	977,800

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(g)(h)	3.50%	05/31/13	400	398,964

University of California;
Series 2007 J, General RB (INS-AGM) (a)(e)	4.50%	05/15/31	2,205	1,948,338

Series 2007 J, General RB (INS-AGM) (a)(e)	4.50%	05/15/35	1,795	1,527,060

Yosemite Community College District; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/22	525	260,694

				16,214,063

Colorado—3.14%

Arkansas River Power Authority; Series 2006, Power Improvement RB (INS-SGI) (a)	5.25%	10/01/40	700	587,503

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	250	226,015

Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/30	1,000	809,200

				1,622,718

Connecticut—0.54%

Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2007 K-1, RB (INS-NATL) (a)	5.00%	07/01/24	275	276,513

District of Columbia—5.13%

District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/28	245	247,548

District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	1,000	881,780

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(e)	5.00%	06/01/26	260	262,285

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(e)	5.00%	06/01/27	260	260,536

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(e)	5.00%	06/01/28	520	515,502

Series 2009 A, Income Tax Sec. RB (e)	5.25%	12/01/27	460	479,610

				2,647,261

Florida—17.79%

Broward (County of) Educational Facilities Authority (Nova Southeastern University); Series 2006, RB (INS-AGC) (a)	5.00%	04/01/31	1,000	914,970

Broward (County of) School Board; Series 2001 A, COP (INS-AGM) (a)	5.00%	07/01/26	2,000	1,952,680

Citizens Property Insurance Corp.; Series 2010 A-1, High Risk Sr. Sec. RB	5.00%	06/01/14	500	523,925

Jacksonville (City of); Series 2003 C, Ref. Excise Taxes RB (INS-NATL) (a)(b)	5.25%	10/01/19	1,500	1,518,480

Miami Beach (City of); Series 2000, Water and Sewer RB (INS-AMBAC) (a)	5.75%	09/01/25	865	876,133

Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (a)	5.50%	04/01/38	400	400,948

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGC) (a)	5.00%	07/01/35	300	283,425

Miami-Dade (County of) Special Obligation; Series 2005 A, Sub. RB (INS-NATL) (a)(c)	0.00%	10/01/30	1,000	754,630

Miami-Dade (County of); Series 2010, Water & Sewer System RB (INS-AGM) (a)	5.00%	10/01/39	400	376,220

Mid-Bay Bridge Authority; Series 2008 A, Ref. RB (INS-AGC) (a)	5.00%	10/01/27	280	253,058

Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	350	371,000

Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (a)	5.00%	09/01/29	500	483,240

See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Bond Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)

Tampa Sports Authority; Series 2005, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	01/01/26	$480	$481,757

				9,190,466

Georgia—1.46%

Atlanta (City of); Series 2010 A, General Airport RB (INS-AGM) (a)	5.00%	01/01/35	800	756,248

Idaho—1.68%

Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2010, RB (INS-AGM) (a)	5.00%	07/01/35	425	396,886

Idaho (State of) Housing & Finance Association; Series 2008 A, Federal Highway Trust Fund Grant and Anticipation RB (INS-AGC) (a)	5.25%	07/15/25	455	472,313

				869,199

Illinois—13.14%

Chicago (City of) O’Hare International Airport; Series 2001 A, Second Lien Passenger Facility Charge RB (INS-AMBAC) (a)(b)	5.38%	01/01/32	2,000	1,806,880

Chicago (City of) Park District (Harbor Facilities Revenues Alternate Revenue Source); Series 2003 C, Unlimited Tax GO (INS-AMBAC) (a)	5.00%	01/01/24	1,500	1,529,415

Chicago (City of) Transit Authority (Federal Transit Administration Section 5309); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/25	295	289,017

Chicago (City of); Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(e)(i)	5.00%	01/01/37	1,350	1,205,213

DeKalb (County of) Community Unit School District Number 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/24	210	215,985

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.75%	08/15/30	365	370,150

Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (a)	5.00%	11/15/31	1,000	851,420

Illinois (State of) Finance Authority (Swedish Covenant); Series 2010 A, Ref. RB	5.75%	08/15/29	300	280,539

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	250	237,523

				6,786,142

Iowa—1.41%

Iowa (State of);
Series 2009 A, IJOBS Program Special Obligation RB (e)(i)	5.00%	06/01/25	405	417,243

Series 2009 A, IJOBS Program Special Obligation RB (e)(i)	5.00%	06/01/26	305	311,335

				728,578

Kansas—0.72%

Kansas (State of) Development Finance Authority (Adventist Health System); Series 2009, Hospital RB	5.50%	11/15/29	140	140,472

Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System RB (INS-BHAC) (a)	5.25%	09/01/34	235	233,573

				374,045

Kentucky—2.64%

Kentucky (State of) Property & Buildings Commission (Project No. 93); Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/28	360	364,338

Louisville & Jefferson (Counties of) Visitors and Convention Commission; Series 2004 B, Ref. VRD Dedicated Tax RB (INS-AGM) (a)(j)	0.29%	12/01/22	1,000	1,000,000

				1,364,338

Louisiana—0.75%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.50%	10/01/35	400	389,696

Massachusetts—4.93%

Massachusetts (State of) Health & Educational Facilities Authority (Boston College); Series 2008 M-2, RB	5.50%	06/01/30	500	538,150

Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2009 A, RB (e)	5.50%	11/15/36	1,435	1,520,081

See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Bond Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts—(continued)

Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2008 O, RB (e)	5.50%	07/01/36	$465	$489,984

				2,548,215

Michigan—4.05%

Detroit (City of); Series 2006 C, Ref. Water Supply System Second Lien RB (INS-AGM) (a)	5.00%	07/01/26	275	257,557

Wayne (County of); Series 2002 D, Ref. Airport RB (INS-NATL) (a)(b)	5.50%	12/01/17	1,500	1,520,190

Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (a)	5.00%	11/15/29	320	312,921

				2,090,668

Minnesota—1.76%

Minneapolis (City of)(Fairview Health Services); Series 2005, Health Care System RB (INS-AMBAC) (a)	5.00%	11/15/30	1,000	909,760

Nevada—1.95%

Nevada (State of) (Capital Improvement & Cultural Affairs); Series 2008 C, Limited Tax GO Bonds (INS-AGM) (a)(e)	5.00%	06/01/26	1,000	1,008,480

New Hampshire—0.91%

New Hampshire (State of) Health & Education Facilities Authority (University System of New Hampshire Issue); Series 2001, RB (INS-AMBAC) (a)	5.13%	07/01/33	495	470,007

New Jersey—2.85%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC — Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	175	158,484

New Jersey (State of) Economic Development Authority; Sub-Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	265	279,196

New Jersey (State of) Housing & Mortgage Finance Agency; Series 2000 CC, Home Buyer RB (INS-NATL) (a)(b)	5.88%	10/01/31	550	550,115

New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System RB (INS-AGC) (a)(c)	0.00%	12/15/26	1,290	483,453

				1,471,248

New York—14.73%

Long Island Power Authority; Series 2004 A, Electrical System RB (INS-AMBAC) (a)	5.00%	09/01/34	1,000	924,400

Metropolitan Transportation Authority; Series 2002 B, Service Contract RB (INS-NATL) (a)	5.50%	07/01/20	2,000	2,105,760

Series 2010 D, RB	5.00%	11/15/34	275	247,269

New York (City of) Industrial Development Agency; (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC) (a)	5.00%	01/01/31	1,145	973,319

New York (City of) Industrial Development Agency; (Yankee Stadium); Series 2006, PILOT RB (INS-FGIC) (a)	5.00%	03/01/46	485	421,508

New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 2003-1, RB (INS-NATL) (a)	5.00%	07/01/24	2,000	2,028,660

New York (State of) Dormitory Authority (Mental Health Services Facilities Improvement); Series 2007 A, State Supported Debt RB (INS-AGM) (a)	5.00%	02/15/27	500	501,800

New York (State of) Dormitory Authority (The City of New York Issue); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/28	400	404,872

				7,607,588

Ohio—5.43%

American Municipal Power-Ohio Inc. (Prairie St Energy Campus); Series 2008 A, RB (INS-AGC) (a)(e)	5.25%	02/15/33	2,500	2,474,175

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/35	175	159,324

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (g)(h)	5.88%	06/01/16	160	170,848

				2,804,347

See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Bond Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oklahoma—2.52%

Oklahoma (State of) Development Finance Authority (Obligated Group consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.); Series 2007 A-3, Ref. VRD Health System RB (INS-AGC) (a)(j)	0.29%	08/15/33	$1,300	$1,300,000

Pennsylvania—2.99%

Pennsylvania (State of) Economic Devlopment Financing Authority (Waste Management, Inc.); Series 2004 A, Solid Waste Disposal RB (g)(h)	3.70%	05/01/15	350	345,688

Philadelphia (City of); Series 2009 B, Limited Tax GO Bonds (INS-AGC) (a)	7.13%	07/15/38	155	169,395

Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,000	1,029,570

				1,544,653

Puerto Rico—1.21%

Puerto Rico (Commonwealth of) Sales Tax Financing Corp.; Series 2009 A, First Sub. Sales Tax RB (f)(g)(h)	5.00%	08/01/11	260	266,063

Series 2010 C, First Sub. Sales Tax RB	5.25%	08/01/41	400	359,264

				625,327

South Carolina—1.92%

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2006 A, RB (INS-NATL) (a)	5.00%	01/01/36	1,000	990,810

Texas—15.97%

Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	200	185,120

Dallas and Fort Worth (Cities of) International Airport; Series 2001A, Ref. Joint Improvement RB (INS-NATL) (a)(b)	5.50%	11/01/31	2,000	1,938,500

Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/27	175	179,218

Houston (City of) Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/25	275	280,514

Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special RB (INS-AGM) (a)(c)	0.00%	09/01/25	675	293,092

Houston (City of); Series 2004 A, Ref. Combined Utility System First Lien RB (INS-NATL) (a)	5.25%	05/15/23	500	524,460

Humble Independent School District; Series 2008 A, School Building Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	02/15/26	285	295,687

Lower Colorado River Authority (Transmission Services Corp.); Series 2004, Ref. RB (INS-NATL) (a)	5.00%	05/15/25	1,000	1,000,680

North Texas Tollway Authority; Series 2008 D, Ref. First Tier System RB (INS-AGC) (a)(c)	0.00%	01/01/28	1,500	524,415

Series 2008 D, Ref. First Tier System RB (INS-AGC) (a)(c)	0.00%	01/01/31	320	90,202

Texas (State of) Turnpike Authority; Series 2002, First Tier RB (INS-BHAC) (a)(c)	0.00%	08/15/27	1,265	450,580

University of Houston System Board of Regents; Series 2008, Consolidated RB (INS-AGM) (a)(e)	5.00%	02/15/33	2,500	2,488,050

				8,250,518

Virginia—6.33%

Norfolk (City of); Series 1995, Water RB (INS-NATL) (a)	5.88%	11/01/20	2,000	2,003,400

Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. Hospital RB	5.00%	07/01/33	250	234,302

Roanoke (City of) Industrial Development Authority (Carilion Health System Obligated Group); Series 2005 B, Hospital RB (INS-AGM) (a)	5.00%	07/01/38	250	230,573

Series 2005 A-1, VRD Hospital RB (INS-AGM) (a)(j)	0.27%	07/01/36	800	800,000

				3,268,275

Washington—5.13%

Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydro Electric RB (INS-NATL) (a)	5.00%	01/01/34	950	892,620

See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Bond Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington—(continued)

Washington (State of);
Series 2004 F, Motor Vehicle Fuel Unlimited Tax GO Bonds (INS-AMBAC) (a)(d)	5.29%	12/01/29	$800	$291,288

Series 2010 A, Various Purpose Unlimited Tax GO Bonds (e)	5.00%	08/01/29	705	715,483

Series 2010 A, Various Purpose Unlimited Tax GO Bonds (e)	5.00%	08/01/30	740	748,429

				2,647,820

West Virginia—0.61%

West Virginia (State of) Economic Development Authority (Appalachian Power Co. — Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB	5.38%	12/01/38	350	315,749

TOTAL INVESTMENTS—157.29% (Cost $84,846,878)(k)				81,243,472

Floating Rate and Dealer Trusts Obligations Related to Securities Held—(23.12)%

Notes with interest rates ranging from 0.29% to 0.36% at 01/31/11 and contractual maturities of collateral ranging from 06/01/25 to 01/01/37 (See Note 1D) (l)				(11,940,000)

PREFERRED SHARES OF BENEFICIAL INTEREST—(35.14)%				(18,150,958)

OTHER ASSETS LESS LIABILITIES—0.97%				499,710

NET ASSETS ATTRIBUTABLE TO COMMON SHARES—100.00%				$51,652,224

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— Ambac Assurance Corp.*
BHAC	— Berkshire Hathaway Assurance Corp.
CEP	— Credit Enhancement Provider
COP	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Co.
GO	— General Obligations
INS	— Insurer
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
RB	— Revenue Bonds
Ref.	— Refunding
Sec.	— Secured
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security subject to the alternative minimum tax.

(c)	Capital appreciation bond. Security traded on a discount basis.

(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(e)	Underlying security related to Special Purpose Trusts entered into by the Trust. See Note 1D.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(i)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,375,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(j)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Bond Trust

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
National Public Finance Guarantee Corp.	38.52%

Assured Guaranty Municipal Corp.	36.26

Ambac Assurance Corp. *	20.47

Assured Guaranty Corp.	19.71

Berkshire Hathaway Assurance Corp.	6.82

Financial Guaranty Insurance Co.	5.79

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at January 31, 2011. At January 31, 2011, the Trust’s investments with a value of $18,366,984 are held by Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) and serve as collateral for the $11,940,000 in the floating rate note obligations outstanding at that date.

*	Ambac filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Bond Trust

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Insured Municipal Bond Trust

D.	Inverse Floating Rate Obligations — The Trust may invest in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate obligations. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note and dealer trust obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.
     The Trust generally invest in inverse floating rate obligations that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate obligations are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Invesco Insured Municipal Bond Trust

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$81,243,472	$—	$81,243,472

NOTE 3 — Investment Securities

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$552,695

Aggregate unrealized (depreciation) of investment securities	(4,197,528)

Net unrealized appreciation (depreciation) of investment securities	$(3,644,833)

Cost of investments for tax purposes is $84,888,305.
Invesco Insured Municipal Bond Trust

Item 2. Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Insured Municipal Bond Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: April 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: April 1, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: April 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.